Loss Per Share - Summary of Ordinary Shares Equivalents Excluded from the Computation to Eliminate Antidilutive Effect (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025 Vote shares	Dec. 31, 2024 shares	Dec. 31, 2023 ¥ / shares	Jan. 11, 2024 ¥ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price used to calculate ordinary shares | ¥ / shares			¥ 0.3964	¥ 0.3964
Exchange rate of RMB against US$			7.0827
Ordinary shares voting rights, description	The Company has a dual-class share structure, with each Class A ordinary share carrying 1 vote and each Class B ordinary share carrying 10 votes. All share classes enjoy equal rights to dividends; therefore, the allocation of net profits is independent of voting rights.
Weighted average number of vested restricted share units included in denominator for computation of basic EPS | shares	187,986,969	2,995,255
Percentage of equity interest calculated on a fully diluted basis according to warrant agreement	0.2898%	0.2898%
Class A Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of vote per share	1
Class B Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of vote per share	10